State Street SPDR Bloomberg Convertible Securities ETF Investment Objectives and Goals - State Street SPDR Bloomberg Convertible Securities ETF	Jun. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	State Street® SPDR® Bloomberg Convertible Securities ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The State Street SPDR Bloomberg Convertible Securities ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks United States convertible securities markets.